VARIABLE INTEREST ENTITIES (Nonconsolidated Variable Interest Entity) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Apr. 04, 2017	Jul. 31, 2015
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates	$ 2,974	$ 3,320	$ 3,107
Silicon Inputs Joint Ventures [Member]
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates		100	103
AFSI
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates		48	51
AFSI
Variable Interest Entity [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount		56	55
Other Receivables		8	4
AgroFresh
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates					$ 210
AgroFresh | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Equity Method Investment, Shares Purchased				5,070,358
Noncontrolling interest, ownership percentage by parent				10.00%
Crude Acrylic Acid Joint Venture | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates			168
Crude Acrylic Acid Joint Venture | Cash and Cash Equivalents | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets			47
Crude Acrylic Acid Joint Venture | Other Assets | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets			67
Crude Acrylic Acid Joint Venture | Goodwill | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets			48
Crude Acrylic Acid Joint Venture | Liability | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Liabilities			6
Corporate Segment [Member]
Variable Interest Entity [Line Items]
Investment in nonconsolidated affiliates	209	$ 93	$ 120
Corporate Segment [Member] | Restructuring Charges | Fair Value, Measurements, Nonrecurring
Variable Interest Entity [Line Items]
Asset Impairment Charges	$ 143